Schedule of other income (Details)	6 Months Ended			12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Oct. 31, 2024 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Other Income and Expenses [Abstract]
Interest income	$ 1	$ 1	$ 5,832	$ 4,467	$ 5,832	$ 2
Government grants	16,114	20,968	30,889	47,986	62,644	116,542
Other	16,074	20,916	20,710	63,430	82,807	70,284
Gain on disposal of property and equipment
Total other income	$ 32,189	$ 41,885	$ 57,431	$ 115,883	$ 151,283	$ 186,828